SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common shares subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 9,079,458	$ 3,069,406
Basic weighted average shares outstanding	45,417,697	50,000,000
Diluted weighted average shares outstanding	45,417,697	50,000,000
Basic net income per share of common stock	$ 0.20	$ 0.06
Diluted net income per share of common stock	$ 0.20	$ 0.06
Common shares not subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 2,788,747	$ 856,364
Basic weighted average shares outstanding	13,950,000	13,950,000
Diluted weighted average shares outstanding	13,950,000	13,950,000
Basic net income per share of common stock	$ 0.20	$ 0.06
Diluted net income per share of common stock	$ 0.20	$ 0.06